Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of composition of income tax (benefits)/expenses

The following table presents the composition of income tax expenses/ (benefits) for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax expense	19,579	3,838	15,440
Deferred tax expenses/(benefits)	1,652	(24,803)	(33,515)
Income tax expenses/(benefits)	21,231	(20,965)	(18,075)

Schedule of reconciliation of differences between statutory income tax rate and income tax expenses (benefits)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	(4,101)	(21,767)	1,967
Permanent differences (1)	5,412	(3,899)	(31,403)
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	5,701	3,413	7,059
Change in valuation allowance	14,219	1,288	4,302
Income tax expenses/(benefits)	21,231	(20,965)	(18,075)
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures, non-deductible expenses and gains on disposal of Leya.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net loss per ordinary share effect-basic	(0.07)	(0.21)	(0.03)
Net loss per ordinary share effect-diluted	(0.07)	(0.21)	(0.03)

Schedule of significant temporary differences of deferred tax assets

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	39,287	17,643
Payroll and expense accrued	3,551	2,342
Net operating tax loss carry forwards	47,288	86,460
Loss on equity investment	5,756	8,937
Impairment of long-term investments	5,493	5,574
Provision of allowance for expected credit loss	7,534	9,795
Impairment of long-lived assets	5,148	1,219
Operating lease liabilities	10,993	22,168
Others	1,897	1,581
Valuation allowance	(51,215)	(55,517)
Total deferred tax assets, net	75,732	100,202

Deferred tax liabilities
Assets arisen from business combination and assets acquisition	30,993	25,082
Operating lease right-of-use assets	10,993	22,493
Total deferred tax liabilities	41,986	47,575

Presentation in the consolidated balance sheets after net off:
Deferred tax assets	64,739	78,034
Deferred tax liabilities	30,993	25,082

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1,	(35,708)	(49,927)	(51,215)
Change of valuation allowance	(14,219)	(1,288)	(4,302)
Balance as of December 31,	(49,927)	(51,215)	(55,517)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

RMB
Loss expiring in 2024	7,849
Loss expiring in 2025	9,979
Loss expiring in 2026	14,200
Loss expiring in 2027	26,579
Loss expiring in 2028 and thereafter	448,720
Total	507,327